Income taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Income taxes paid (refund) [abstract]
Effective tax rate that most jurisdictions are above	15.00%
Current tax related to Pillar Two income taxes	$ 0.0	$ 3.7	$ 0.0
Unremitted earnings from foreign subsidiaries	$ 484.6	$ 495.4